UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05348

The Thai Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2011

Date of reporting period:	September 30, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Thai Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)

Common Stocks (94.6%)
Airlines (1.3%)
Thai Airways International PCL	4,211,818	$2,656

Commercial Banks (19.2%)
Bangkok Bank PCL	2,937,550	13,142
Bank of Ayudhya PCL	4,696,900	2,977
Kasikornbank PCL	2,562,000	9,475
Siam Commercial Bank PCL	4,447,200	14,981
		40,575
Construction & Engineering (4.4%)
Italian-Thai Development PCL	43,955,900	4,655
Sino Thai Engineering & Construction PCL	15,704,200	4,611
		9,266
Construction Materials (2.9%)
Siam Cement PCL	742,900	6,164

Consumer Finance (1.7%)
Aeon Thana Sinsap Thailand PCL	3,737,500	3,603

Food & Staples Retailing (12.2%)
CP ALL PCL	12,463,900	19,121
Siam Makro PCL	936,000	6,546
		25,667
Hotels, Restaurants & Leisure (1.9%)
Minor International PCL	11,904,170	3,890

Insurance (1.1%)
Bangkok Insurance PCL	294,447	2,354

Marine (2.7%)
Precious Shipping PCL	7,936,900	3,654
Thoresen Thai Agencies PCL	4,392,960	2,067
		5,721
Media (5.7%)
BEC World PCL	3,767,600	4,426
Major Cineplex Group PCL	9,327,250	3,731
MCOT PCL	4,425,000	3,854
		12,011
Multiline Retail (3.8%)
Big C Supercenter PCL	2,242,700	8,102

Oil, Gas & Consumable Fuels (9.2%)
Banpu PCL	327,100	5,439
PTT Exploration & Production PCL	1,677,600	7,406

	Shares	Value (000)

PTT PCL	793,800	$6,528
		19,373
Real Estate Management & Development (16.4%)
Asian Property Development PCL	43,904,760	7,610
Golden Land Property Development PCL (a)	8,050,000	897
Land and Houses PCL	30,132,700	6,245
MBK PCL	807,100	2,378
Pruksa Real Estate PCL	16,944,700	7,701
Quality Houses PCL	62,823,900	2,892
Sansiri PCL	44,911,766	6,892
		34,615
Textiles, Apparel & Luxury Goods (0.0%)
Thai Rung Textile Co., Ltd. (a)(b)(c)(d)	958	—

Transportation Infrastructure (0.8%)
Airports of Thailand PCL	1,360,700	1,717

Wireless Telecommunication Services (11.3%)
Advanced Info Service PCL	5,850,500	23,942

Total Common Stocks (Cost $133,170)		199,656

Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $725)	725,314	725

Total Investments (94.9%) (Cost $133,895) (f)+		200,381

Other Assets in Excess of Liabilities (5.1%)		10,774

Net Assets (100.0%)		$211,155

(a)	Non-income producing security.
(b)

At September 30, 2011, the Fund held fair valued securities valued at $0, representing 0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at September 30, 2011.
(d)	Restricted security not registered under the Securities Act of 1933. Acquired 4/89 at a cost of $49,000. At September 30, 2011, this security had a market value of $0, representing 0% of net assets.
(e)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(f)

The approximate market value and percentage of net assets, $199,656,000 and 94.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $133,895,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $66,486,000 of which approximately $81,887,000 related to appreciated securities and approximately $15,401,000 related to depreciated securities.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Assets:
Common Stocks
Airlines	$—	$2,656	$—		$2,656
Commercial Banks	—	40,575	—		40,575
Construction & Engineering	—	9,266	—		9,266
Construction Materials	—	6,164	—		6,164
Consumer Finance	—	3,603	—		3,603
Food & Staples Retailing	—	25,667	—		25,667
Hotels, Restaurants & Leisure	—	3,890	—		3,890
Insurance	—	2,354	—		2,354
Marine	—	5,721	—		5,721
Media	—	12,011	—		12,011
Multiline Retail	—	8,102	—		8,102
Oil, Gas & Consumable Fuels	—	19,373	—		19,373
Real Estate Management & Development	—	34,615	—		34,615
Textiles, Apparel & Luxury Goods	—	—	—	†	—	†
Transportation Infrastructure	—	1,717	—		1,717
Wireless Telecommunication Services	—	23,942	—		23,942
Total Common Stocks	—	199,656	—	†	199,656
Short-Term Investment - Investment Company	725	—	—		725
Total Assets	$725	$199,656	$—	†	$200,381

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $191,955,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)

Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investment still held as of September 30, 2011	$—

†      Includes one or more securities which are valued at zero.

The Thai Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2011 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thai Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 17, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2011